Related Party Transactions (Details) - Schedule of Related Party Transactions - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Expenses paid on behalf of the Group by related parties
Total	$ 312,815	$ 350,758	$ 1,728,398	$ 1,424,460	$ 451,602
Repayment to related parties
Total	329,004
Mrs. Qi Xiaoyu [Member]
Expenses paid on behalf of the Group by related parties
Total	241,147	146,458	1,480,137	1,165,096	207,352
Repayment to related parties
Total	253,155
Ms. Wu Shunyu [Member]
Expenses paid on behalf of the Group by related parties
Total	6,130		30,222	104,225	183,156
Mr. Fuyunishiki Ryo [Member]
Expenses paid on behalf of the Group by related parties
Total	65,538	202,867	218,038	78,240	61,094
Repayment to related parties
Total	75,849
Mr. Wu Zhihua [Member]
Expenses paid on behalf of the Group by related parties
Total		$ 1,433		$ 76,299